SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred revenue liability			¥ 732,242	¥ 902,011
Net revenues	¥ 1,170,858	$ 160,407	1,375,192	1,399,844
Cash, cash equivalents, time deposits and restricted time deposits	46,519		227,564
Impairment of long-lived assets	272,620	37,349	0	0
Impairment of Goodwill	49,416	$ 6,770	0	0
Deferred revenue	1,117,713		1,210,536
Advertising costs	40,666		43,480	42,015
Contributions to employee benefits	¥ 112,578		119,548	133,013
Number of operating segments | segment	2	2
Grant
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net revenues	¥ 1,155		724	¥ 5,303
PRC | RMB Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	43,087		220,864
PRC | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	365		360
Hong Kong | RMB Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	17		114
Hong Kong | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	867		4,519
Hong Kong | HK Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	27		48
US | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	259		255
Canada | US Dollar Denominated Bank Deposits
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits			2
Canada | CAD denominated bank deposits with financial institutions in HK SAR
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, cash equivalents, time deposits and restricted time deposits	¥ 1,897		¥ 1,402
Furniture
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years
Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net of value added tax	1.00%	1.00%
Contributions to employee benefits, percentage of salary	16.30%	16.30%
Minimum | Office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	3 years
Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net of value added tax	13.00%	13.00%
Contributions to employee benefits, percentage of salary	26.50%	26.50%
Maximum | Office equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life	5 years